Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MP63 Fund Inc
Entity Central Index Key	0001071873
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
MP63 Fund
Shareholder Report [Line Items]
Fund Name	MP63 FUND, INC
Class Name	MP63 Fund, Inc
Trading Symbol	DRIPX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the MP63 Fund, Inc. – DRIPX (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mp63fund.com. You can also request this information by contacting us at 1-877-676-3386.
Additional Information Phone Number	1-877-676-3386.
Additional Information Email	www.mp63fund.com.
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MP63 Fund, Inc.	$37	0.73%

*Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 92,245,542
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 158,114
Investment Company, Portfolio Turnover	4.39%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$92,245,542	65	4.39%	$158,114

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Alphabet, Inc. Class A	3.24%
2.	RTX Corp.	3.23%
3.	Microsoft Corp.	3.06%
4.	Corning, Inc.	3.00%
5.	Caterpillar, Inc.	2.96%
6.	The Travelers Companies, Inc.	2.95%
7.	Qualcomm, Inc.	2.58%
8.	Waste Management, Inc.	2.49%
9.	RPM International, Inc.	2.42%
10.	Emerson Electric Co.	2.36%
	Total % of Net Assets	28.29%

Updated Prospectus Phone Number	1-877-676-3386.
Updated Prospectus Web Address	www.mp63fund.com